Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Land use rights, net
Land use rights		¥ 1,108,125			¥ 1,999,424
Less: Accumulated amortization		(40,872)			(71,232)
Net book value		1,067,253		$ 297,662	1,928,192
Amortization expenses	¥ 30,360	¥ 19,342	¥ 11,700
Amortization expenses related to the land use rights for future periods
2016					40,802
2017					40,802
2018					40,802
2019					40,802
2020					40,802
2021 and thereafter					¥ 1,724,182